Management of Financial Risks - Rate impact (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Positive Change of 5% in exchange rate [Member]
Change in foreign exchange rate
Percentage Of Reasonably Possible Increase In Risk Assumption	5.00%	5.00%	5.00%
Positive Change of 5% in exchange rate [Member] | NIS
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to positive change in exchange rate.	€ (32)	€ (27)	€ (20)
Increase (Decrease) in pre-tax equity due to positive change in exchange rates	(191)	(130)	(108)
Positive Change of 5% in exchange rate [Member] | USD
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to positive change in exchange rate.	(79)		(54)
Increase (Decrease) in pre-tax equity due to positive change in exchange rates	(156)	(54)	(59)
Positive Change of 5% in exchange rate [Member] | AUD
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to positive change in exchange rate.	(20)	(33)	(73)
Increase (Decrease) in pre-tax equity due to positive change in exchange rates	€ (431)	€ (319)	€ (292)
Negative Change of 5% in exchange rate [Member]
Change in foreign exchange rate
Percentage Of Reasonably Possible Decrease In Risk Assumption	(5.00%)	(5.00%)	(5.00%)
Negative Change of 5% in exchange rate [Member] | NIS
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to negative change in exchange rate	€ 35	€ 30	€ 23
Increase (Decrease) in pretax equity due to negative change in exchange rate.	211	143	120
Negative Change of 5% in exchange rate [Member] | USD
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to negative change in exchange rate	87		60
Increase (Decrease) in pretax equity due to negative change in exchange rate.	173	59	65
Negative Change of 5% in exchange rate [Member] | AUD
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to negative change in exchange rate	22	36	80
Increase (Decrease) in pretax equity due to negative change in exchange rate.	€ 477	€ 352	€ 322